Accrued Expenses and Other Current Liabilities - Components of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accrued Liabilities Current [Abstract]
Consideration payable in connection with business acquisitions		¥ 376,187		¥ 48,128
Salary and welfare payable		335,024		216,671
Refund liabilities	[1]	137,510		92,960
Accrued expenses		61,962		38,676
Other tax payable		25,060		23,264
Interest payable		20,342		9,771
Payables for purchase of property, plant and equipment		16,113		1,332
Others		11,517		5,321
Accrued expenses and other current liabilities		¥ 983,715	$ 141,302	¥ 436,123

[1]	Refund liabilities represented estimated amounts of service fee collected that may be subject to refund to the customers related to K-12 tutoring services and study abroad tutoring services.